June 15, 2015

VIA EDGAR CORRESPONDENCE

Sally Samuel

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.
Form N-14 Registration Statement under the Securities Act of 1933 (File No. 333-204191)

Dear Ms. Samuel:

On behalf of Thrivent Series Fund, Inc., a multi-series trust (the “Registrant”), I am filing a pre-effective amendment to the registration statement on Form N-14. On June 12, 2015, you provided additional comments based on a review of the N-14. The following is a description of the questions presented and the Registrants’ responses.

1) For any of the reorganizations in which a portfolio shows expense reimbursements in the fee table, please describe in the narrative preceding the example table that the expense reimbursement is only reflected in the one year example.

The Registrant has made the requested change.

2) Please enhance the clarity of the disclosure related to the factors that the Board considered in approving each reorganization.

The Registrant has made the requested change.

3) Please make a POS EX filing that includes the executed Agreements and Plans of Reorganization as exhibits if the reorganizations are approved.

The Registrant will make such a filing with the Agreements and Plans of Reorganization included as exhibits.

The Registrant respectfully requests that the registration statement be declared effective on June 15, 2015 or as soon thereafter as possible. The Registrant hereby acknowledges that:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	The staff’s comments, the Registrant’s changes to the disclosure in response to the staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from this responsibility; and

•	The Registrant may not assert this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer Thrivent Series Fund, Inc.

/s/ Peter J. Bado
Peter J. Bado Secretary and Chief Legal Officer Thrivent Investment Management Inc.